Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
Activity in allowance for doubtful trade accounts receivable

	Year Ended December 31,
In millions	2011	2010	2009
Beginning balance	$182	$224	$189
Additions charged to bad debt expense	129	73	135
Write-offs charged to allowance	(122)	(115)	(100)

Ending balance	$189	$182	$224

Components of property and equipment

In millions	2011	2010
Land	$1,295	$1,247
Building and improvements	2,404	2,265
Fixtures and equipment	7,582	7,148
Leasehold improvements	3,021	2,866
Software	1,098	757

	15,400	14,283
Accumulated depreciation and amortization	(6,933)	(5,961)

	$8,467	$8,322

Reconciliation of the changes in the redeemable noncontrolling interest

In millions	2011	2010	2009
Beginning balance	$34	$37	$—
Acquisition of Generation Health	—	—	37
Net loss attributable to noncontrolling interest	(4)	(3)	—

Ending balance	$30	$34	$37